Supplement to the
Fidelity® Global Balanced Fund
Class A, Class T, Class C and Class I
December 23, 2016
As Revised February 12, 2016
Summary Prospectus

Effective after close of business on March 24, 2017, Class T will be renamed Class M.

AGBL-SUM-17-01 1.9880508.101	March 1, 2017